Film Related Obligations - Summary of Forth Future Annual Repayment (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
2024		$ 41.4
2025		860.4
2026		44.5
2027		313.6
Total	$ 1,604.4	1,259.9	$ 1,482.7
Less unamortized debt issuance costs		(16.3)
Long-term debt	1,592.7	1,243.6	1,459.1
Film Related Obligations [Member]
Debt Instrument [Line Items]
2024		923.7
2025		796.3
2026		59.8
2027		30.4
2028		141.3
Thereafter		0.0
Total	1,821.5	1,951.5	1,313.8
Less unamortized debt issuance costs	(8.9)	(11.4)	(8.4)
Long-term debt	1,812.6	1,940.1	1,305.4
Film Related Obligations [Member] | Production Loans [Member]
Debt Instrument [Line Items]
2024		810.0
2025		539.9
2026		0.0
2027		0.0
2028		0.0
Thereafter		0.0
Total	1,279.2	1,349.9	966.3
Film Related Obligations [Member] | Production Tax Credit Facility [Member]
Debt Instrument [Line Items]
2024		0.0
2025		231.8
2026		0.0
2027		0.0
2028		0.0
Thereafter		0.0
Total	250.0	231.8	224.0
Film Related Obligations [Member] | Back Log Facility And Other [Member]
Debt Instrument [Line Items]
2024		77.6
2025		0.0
2026		29.4
2027		0.0
2028		119.0
Thereafter		0.0
Total	175.0	226.0	0.0
Film Related Obligations [Member] | IP Credit Facility [Member]
Debt Instrument [Line Items]
2024		36.1
2025		24.6
2026		30.4
2027		30.4
2028		22.3
Thereafter		0.0
Total	$ 117.3	$ 143.8	$ 123.5